Interest and Other Expense, Net - Interest and Other Expense, Net (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Other Income and Expenses [Abstract]
Interest income		$ (21,248)	$ (7,821)	$ (4,822)
Interest expense	[1]	23,093	16,911	21,275
Foreign exchange loss	[2]	12,057	16,720	1,110
Other, net		3,727	581	(6,766)
Total		$ 17,629	$ 26,391	$ 10,797

[1]	The Interest expense includes certain fees and for further details, please see Note 13 to the consolidated financial statements.
[2]	The Foreign exchange loss increase in fiscal years 2023 and 2022 is primarily attributable to volatility of certain currencies’ exchange rates for which hedging the exposure through derivatives financial instruments was not cost effective as well as to the cost of executing our hedging policy through derivatives financial instruments.